6. EQUIPMENT	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 6. EQUIPMENT

	September 30, 2014			December 31, 2013
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$87,359	$64,536	$22,823	$92,057	$64,123	$27,934
Computer equipment	448,783	356,153	92,630	459,426	349,636	109,790
Field equipment	238,764	153,357	85,407	251,604	144,786	106,818
Buildings	233,958	197,880	36,078	246,540	202,139	44,401
	$1,008,864	$771,926	$236,938	$1,049,627	$760,684	$288,943